INCOME TAXES (Schedule of Components of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current	$ 65	$ 14	$ 5
Deferred	1,272	847	2,378
Domestic	1,320	847	2,378
Foreign	17	14	5
Taxes on income	$ 1,337	$ 861	$ 2,383